Asset Retirement Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Asset retirement obligation
Balance at beginning of year	$ 220	$ 203
Additional liabilities accrued	5	2
Revisions in estimated cash outflows	11	2
Disposition of assets	(1)	(1)
Accretion expense	14	14
Balance at end of year	$ 249	$ 220